Summary of Purchase Price (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Business Acquisition [Line Items]
Cash				$ 10,000
Issuance of common stock	$ 1,704,000	$ 430,837		430,837
Common stock to be issued			983,925
Purchase price, total			983,925
Canada Corp [Member]
Business Acquisition [Line Items]
Cash
Common stock to be issued			25,500
Purchase price, total			25,500
Poling Taddeo Hovius Physiotherapy Professional Corp [Member]
Business Acquisition [Line Items]
Cash
Common stock to be issued			235,125
Purchase price, total			235,125
Clinical Consultants International L L C [Member]
Business Acquisition [Line Items]
Cash
Common stock to be issued			1,704,000
Purchase price, total			$ 1,704,000
Acenzia Inc [Member]
Business Acquisition [Line Items]
Cash
Issuance of common stock
Common stock to be issued				9,236,607
Purchase price, total				9,236,607
Pro Dip [Member]
Business Acquisition [Line Items]
Cash				10,000
Issuance of common stock				430,837
Common stock to be issued
Purchase price, total				$ 440,837